Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Selected Financial Information Relating to Group’s Segments

The following table presents selected financial information relating to the Group’s segments:

For the year ended December 31, 2020:	Overseas art study services	Others	Consolidated
	RMB	RMB	RMB
Net revenues	138,703,946	23,463,601	162,167,547
Operating cost and expenses:
Cost of revenues	83,972,820	14,548,207	98,521,027
Research and development	1,834,597	6,997,891	8,832,488
Selling and marketing	49,804,055	3,695,996	53,500,051
Unallocated corporate expenses*	—	—	100,097,849
Impairment loss of intangible assets and other non-current assets	—	3,120,425	3,120,425
Provision for loan receivable and other receivables	—	5,904,305	5,904,305
Total operating cost and expenses	135,611,472	34,266,824	269,976,145
Other operating income, net	167,016	163,208	330,224
Income (Loss)from continuing operations	3,259,490	(10,640,015)	(107,478,374)

For the year ended December 31, 2019:	Overseas art study services	Others	Consolidated
	RMB	RMB	RMB
Net revenues	82,376,727	15,393,440	97,770,167
Operating cost and expenses:
Cost of revenues	50,365,985	11,548,517	61,914,502
Research and development	—	11,817,255	11,817,255
Selling and marketing	27,859,200	6,253,012	34,112,212
Unallocated corporate expenses*	—	—	81,923,516
Impairment loss of intangible assets and other non-current assets	—	8,932,439	8,932,439
Provision for loan receivable and other receivables	—	17,430,825	17,430,825
Total operating cost and expenses	78,225,185	55,982,048	216,130,749
Other operating income, net	—	588,147	588,147
Income (Loss) from continuing operations	4,151,542	(40,000,461)	(117,772,435)

For the year ended December 31, 2018:	Others	Consolidated
	RMB	RMB
Net revenues	1,338,592	1,338,592
Operating cost and expenses:
Cost of revenues	4,251,451	4,251,451
Research and development	19,594,484	19,594,484
Selling and marketing	5,570,169	5,570,169
General and administrative	43,507,856	43,507,856
Total operating cost and expenses	72,923,960	72,923,960
Other operating income, net	3,793,418	3,793,418
Loss from continuing operations	(67,791,950)	(67,791,950)

*Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2019 and 2020.